Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Common Stock [Abstract]
Common Stock

7. Common Stock

The Company is authorized under its articles of incorporation, as amended, to issue up to 500,000,000 shares of common stock, par value $0.001 per share.

Common Stock Issuance during the year ended December 31, 2024

On January 29, 2024, the Company issued 212 shares of common stock for alternative cashless exercises of Class C Common Stock Warrants.

On August 22, 2024, the Company issued 6,312 shares of common stock for a cash exercise of Class D Common Stock Warrants for which the Company received total net cash proceeds of $0.2 million.

During 2024 the Company issued a total of 499,215 shares of its common stock in connection with multiple financings for which the Company received total net cash proceeds of $12.6 million.

Common Stock Issuance during the three months ended March 31, 2025

Between January 17, 2025 and March 31, 2025 the Company issued 383,005 shares of common stock for alternative cashless exercises of Class F Common Stock Warrants.

On February 11, 2025, the Company issued 58,568 shares of common stock for RSA grants to employees and directors.

As of March 31, 2025 and December 31, 2024, 963,796 and 522,223 shares of common stock were issued and outstanding, respectively. As of March 31, 2025, no cash dividends have been declared or paid.

The total shares of common stock reserved for issuance are summarized as follows:

	March 31, 2025	March 31, 2024
Public Warrants (exercise price of $193,200.00 per share)	626	626
Class A Common Stock Warrants (exercise price of $55,272.00 per share)	154	154
Class A Placement Agent Common Stock Warrants (exercise price of $55,272.00 per share)	22	22
Class B Common Stock Warrants (exercise price of $10,080.00 per share)	497	497
Class B Placement Agent Common Stock Warrants (exercise price of $12,600.00 per share)	35	35
Class C Common Stock Warrants (exercise price of $16.00 per share)	485	485
Class D Common Stock Warrants (exercise price of $3.7596 per share)	5,060	—
Class E Common Stock Warrants (exercise price of $16.00 per share)	64,506	—
Class F Common Stock Warrants (exercise price of $16.00 per share)[1]	125,000	—
Class G Common Stock Warrants (exercise price of $3.7596 per share)	1,621,463	—
Rollover Warrants (exercise price of $45,070.73 per share)	7	7
Rollover RSU awards outstanding	3	3
Stock options outstanding (minimum exercise price $571.20)	64	64
Shares reserved for issuance	1,817,922	1,893
Shares available for future stock grants under the 2021 Equity Incentive Plan	97,880	1,288
Total common stock reserved for issuance	1,915,802	3,181

(1)	125,000 shares via the alternative cashless exercise and 62,500 shares via cash exercise

8. Common Stock

The Company is authorized under its articles of incorporation, as amended, to issue up to 500,000,000 shares of common stock, par value $0.001 per share.

Common Stock Issuance during the year ended December 31, 2023

On February 13, 2023, the Company issued 6,017 shares of its common stock in connection with the February 2023 Public Offering. The Company received net cash proceeds of $14.0 million.

From February 14, 2023 to April 6, 2023, the Company issued 699 shares of common stock in connection with notices of cash exercise for Class C Pre-Funded Warrants issued in connection with the February 2023 Public Offering with a total purchase price of $33.64.

From March 13, 2023 to June 30, 2023, the Company issued 4,948 shares of common stock in connection with notices of alternative cashless exercise for the Class C Common Stock Warrants issued in connection with the February 2023 Public Offering.

On April 18, 2023, the Company issued 8 shares of common stock in connection with vested Rollover RSU awards.

Common Stock Issuance during the year ended December 31, 2024

On January 29, 2024, the Company issued 212 shares of common stock in connection with notices of alternative cashless exercise for the Class C Common Stock Warrants issued in connection with the February 2023 Public Offering.

On February 5, 2024, the Company issued 8,029 shares of its common stock in connection with the February 2024 Public Offering. The Company received net cash proceeds of $5.4 million.

Between February 5, 2024 and February 13, 2024, the Company issued 77,282 shares of common stock in connection with notices of cash exercise for Class D Pre-Funded Warrants issued in connection with the February 2024 Public Offering with a total purchase price of $123.65.

On June 11, 2024, as part of the Class D Warrant Inducement the Company issued 653 shares of its common stock to a third party consultant for services provided totaling $25,000.

On August 22, 2024, the Company issued 6,312 shares of common stock in connection with a notice of cash exercise for the Class D Common Stock Warrants issued in connection with the February 2024 Public Offering with a total purchase price of $241,390.

Between August 22, 2024 and September 20, 2024, the Company issued 159,249 shares of common stock in connection with notices of cash exercise for the Class D Common Stock Existing Warrants issued in connection with the Class D Warrant Inducement with a total purchase price of $3.8 million.

Between December 3, 2024 and December 6, 2024, the Company issued 254,002 shares of common stock in connection with notices of cash exercise for the Class E Common Stock Existing Warrants issued in connection with the Class E Warrant Inducement with a total purchase price of $4.1 million.

As of December 31, 2024 and December 31, 2023, 522,223 and 16,484 shares of common stock were issued and outstanding, respectively. As of December 31, 2024, no cash dividends have been declared or paid.

The total shares of common stock reserved for issuance are summarized as follows:

	December 31, 2024	December 31, 2023
Public Warrants (exercise price of $193,200.00 per share)	626	626
Class A Common Stock Warrants (exercise price of $55,272.00 per share)	154	154
Class A Placement Agent Common Stock Warrants (exercise price of $55,272.00 per share)	22	22
Class B Common Stock Warrants (exercise price of $10,080.00 per share)	497	497
Class B Placement Agent Common Stock Warrants (exercise price of $12,600.00 per share)	35	35
Class C Common Stock Warrants (exercise price of $16.00 per share)	485	1,014
Class D Common Stock Warrants (exercise price of $3.7596 per share)	5,060	—
Class E Common Stock Warrants (exercise price of $16.00 per share)	64,506	—
Class F Common Stock Warrants (alternative cashless exercise)	508,006	—
Class G Common Stock Warrants (exercise price of $3.7596 per share)	381,004	—
Rollover Warrants (exercise price of $45,070.73 per share)	7	7
Rollover RSU awards outstanding	3	3
Stock options outstanding (minimum exercise price $571.20)	64	64
Shares reserved for issuance	960,469	2,422
Shares available for future stock grants under the 2021 Equity Incentive Plan	10,142	1,288
Total common stock reserved for issuance	970,611	3,710